Fair Value Measurements - Summary Of Derivative Warrant Liabilities (Detail) - Derivative Financial Instruments, Liabilities [Member] - Fair Value, Recurring [member] - Private Warrants [member] - USD ($)
	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities	$ 49,650	$ 0	$ 0
Issuance of Private Warrants		159,560
Change in fair value of derivative warrant liabilities	2,850	49,160
Derivative warrant liabilities	52,500	208,720	49,650
Restated [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative warrant liabilities	$ 49,660	$ 0	0
Issuance of Private Warrants			159,560
Change in fair value of derivative warrant liabilities			(109,900)
Derivative warrant liabilities			$ 49,660